Biological assets	12 Months Ended
Dec. 31, 2024
Agriculture1 [Abstract]
Biological assets	Biological assets
Changes in the Group’s biological assets in 2024 and 2023 were as follows:

	2024
	Crops (ii)	Rice (ii)	Dairy	Sugarcane (ii)	Total
Beginning of the year	55,545	32,843	23,191	116,458	228,037
Increase due to purchases	1,275	653	—	—	1,928
Initial recognition and changes in fair value of biological assets (i)	33,050	53,436	15,429	41,166	143,081
Decrease due to harvest / disposals	(220,801)	(151,317)	(107,878)	(205,967)	(685,963)
Costs incurred during the year	172,927	145,752	95,749	142,205	556,633
Exchange differences	37,367	20,731	16,373	(24,242)	50,229
End of the year	79,363	102,098	42,864	69,620	293,945

	2023
	Crops (ii)	Rice (ii)	Dairy	Sugarcane (ii)	Total
Beginning of the year	72,843	54,125	30,045	109,431	266,444
Increase due to purchases	369	142	—	—	511
Initial recognition and changes in fair value of biological assets (i)	(10,327)	(4,301)	8,050	94,436	87,858
Decrease due to harvest / disposals	(116,007)	(58,110)	(57,262)	(245,325)	(476,704)
Costs incurred during the year	130,965	57,990	51,901	146,592	387,448
Exchange differences	(22,298)	(17,003)	(9,543)	11,324	(37,520)
End of the year	55,545	32,843	23,191	116,458	228,037

(i) Biological asset with a production cycle of more than one year (that is dairy cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to US$14,263 for the year ended December 31, 2024 (2023: US$15,795). In 2024, an amount of US$525 (2023: US$3,999) was attributable to price changes, and an amount of US$13,738 (2023: US$11,796) was attributable to physical changes.
(ii) Biological assets that are measured at fair value within level 3 of the hierarchy.

Cost of production for the year ended December 31, 2024:

	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	6,635	16,241	14,412	13,814	51,102
Depreciation and amortization	—	—	—	4,940	4,940
Depreciation of right of use assets	—	—	—	44,553	44,553
Fertilizers, agrochemicals and seeds	76,280	46,336	50	51,180	173,846
Fuel, lubricants and others	1,011	2,367	1,584	4,277	9,239
Maintenance and repairs	2,451	17,665	5,454	4,100	29,670
Freights	5,502	2,130	190	—	7,822
Contractors and services	30,196	46,830	—	11,580	88,606
Feeding expenses	410	157	45,112	—	45,679
Veterinary expenses	279	97	5,050	—	5,426
Energy power	68	5,681	2,230	—	7,979
Professional fees	662	399	257	354	1,672
Other taxes	909	91	246	48	1,294
Lease expense and similar arrangements (1)	46,886	5,262	2	5,374	57,524
Others	953	2,386	930	1,985	6,254
Subtotal	172,242	145,642	75,517	142,205	535,606
Own agricultural produce consumed	685	110	20,232	—	21,027
Total	172,927	145,752	95,749	142,205	556,633

(1) Correspond mainly to lease arrangement short term

Cost of production for the year ended December 31, 2023:

	Crops	Rice	Dairy	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	3,572	10,333	7,280	13,553	34,738
Depreciation and amortization	—	—	—	5,192	5,192
Depreciation of right of use assets	—	—	—	56,256	56,256
Fertilizers, agrochemicals and seeds	63,742	17,333	—	49,125	130,200
Fuel, lubricants and others	860	979	903	3,924	6,666
Maintenance and repairs	1,958	6,351	3,175	3,494	14,978
Freights	1,534	473	109	—	2,116
Contractors and services	30,694	17,447	—	10,731	58,872
Feeding expenses	1,578	189	23,711	—	25,478
Veterinary expenses	126	65	2,334	—	2,525
Energy power	29	1,847	1,339	—	3,215
Professional fees	282	287	219	393	1,181
Other taxes	480	142	148	52	822
Lease expense and similar arrangements (1)	24,536	1,547	—	2,100	28,183
Others	867	925	487	1,772	4,051
Subtotal	130,258	57,918	39,705	146,592	374,473
Own agricultural produce consumed	707	72	12,196	—	12,975
Total	130,965	57,990	51,901	146,592	387,448
(1) Correspond mainly to lease arrangement of short term periods.

Biological assets in December 31, 2024 and 2023 were as follows:

	2024	2023
Non-current
Cattle for dairy production (i)	42,449	23,191
Breeding cattle (ii)	607	371
Other cattle (ii)	362	144
	43,418	23,706
Current
Breeding cattle (iii)	11,433	6,037
Other cattle (iii)	415	—
Sown land – crops (ii)	69,339	49,813
Sown land – rice (ii)	99,720	32,023
Sown land – sugarcane (ii) (iv)	69,620	116,458
	250,527	204,331
Total biological assets	293,945	228,037

(i)Classified as bearer and mature biological assets.
(ii)Classified as consumable and immature biological assets.
(iii)Classified as consumable and mature biological assets.
(iv)It includes US$6,254 and US$3,833 of crops planted in sugarcane farms.
The fair value less estimated point of sale costs of agricultural produce at the point of harvest amounted to US$578,085 for the year ended December 31, 2024 (2023: US$419,442).

The following table presents the Group’s biological assets that are measured at fair value at December 31, 2024 and 2023 (See Note 17 for a the description of each fair value level):

	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cattle for dairy production	—	42,449	—	42,449	—	23,191	—	23,191
Breeding cattle	12,040	—	—	12,040	6,408	—	—	6,408
Other cattle	—	777	—	777	—	144	—	144
Sown land – sugarcane	—	—	69,620	69,620	—	—	116,458	116,458
Sown land – crops	—	—	69,339	69,339	—	—	49,813	49,813
Sown land – rice	—	—	99,720	99,720	—	—	32,023	32,023

There were no transfers between any levels during the year.

The following significant unobservable inputs were used to measure the Group’s biological assets using the discounted cash flow valuation technique:

Description	Unobservable inputs	Range of unobservable inputs		Relationship of unobservable inputs to fair value
		2024	2023
Sown land – sugarcane	Sugarcane yield – tonnes per hectare; Sugarcane TRS (kg of sugar per ton of cane) Production Costs – US$ per hectare. (Include maintenance, harvest and leasing costs)
'-Sugarcane yield: 50-100 tonnes/ha -Sugarcane TRS: 120-140 kg of sugar/tonnes of cane -Maintenance costs: 550-850 US$/ha -Harvest costs: 7.0-13.0 US$/tonnes of cane -Leasing costs: 12.0-14.4 tonnes/ha-Discount rate: 13.61% in Brazilian real.

'-Sugarcane yield: 50-100 tonnes/ha - Sugarcane TRS: 120-140kg of sugar/tonnes of cane - Maintenance costs: 550-850 US$/ha - Harvest costs: 7.0-13.0 US$/ tonnes of cane - Leasing costs: 12.0-14.4 tonnes/ha-Discount rate: 14.44% in Brazilian real.
The higher the sugarcane yield, the higher the fair value. The higher the maintenance, harvest and leasing costs per hectare, the lower the fair value. The higher the TRS of sugarcane, the higher the fair value.

Sown land – crops	Crops yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.
'- Crops yield: 0.60 – 7.0 tonnes/ha for Wheat, 0.4 – 13 tonnes/ha for Corn, 0.1 - 4900.0 tonnes/ha for Soybean, 0.5 - 2.8 for Sunflower and 0.9 - 6.3 tonnes/ha for Peanut - Commercial Costs: 9-57 US$/tonnes for Wheat, 11-63 US$/tonnes for Corn, 12-71 US$/tonnes for Soybean, 11-73 US$/tonnes for Sunflower and 19-70 US$/ha for Peanut - Production Costs: 187-1031 US$/ha for Wheat, 195-1616 US$/ha for Corn, 186-1054 US$/ha for Soybean, 291-1184 US$/ha for Sunflower and 750-2007 US$/ha for Peanut-Discount rate: 2% in US$.

'- Crops yield: 0.37 – 4.6 tonnes/ha for Wheat, 3.6 – 11  tonnes/ha for Corn, 0.9 - 3.7 tonnes/ha for Soybean, 0.8-2.2 for Sunflower and 2.4 - 3.6 tonnes/ha for Peanut
- Commercial Costs: 14-39 US$/ha for Wheat, 16-65 US$/ha for Corn, 21-48 US$/ha for Soybean, 22-65 US$/ha for Sunflower and 25.0 - 56.0 US$/ha for Peanut
- Production Costs: 143-823 US$/ha for Wheat, 231-1318 US$/ha for Corn, 193-776 US$/ha for Soybean, 215-1000 US$/ha for Sunflower and 861.0 - 1,866.0 US$/ha for Peanut-Discount rate: 6% in US$.
The higher the crops yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.
Sown land – rice	Rice yield – tonnes per hectare; Commercial Costs – US$ per hectare; Production Costs – US$ per hectare.	'-Rice yield: 4.9 -7.4 tonnes/ha -Commercial Costs: 18-53 US$/ha -Production Costs: 1275-2438 US$/ha-Discount rate: 2% in US$.	'-Rice yield: 4.7 -6.4 tonnes/ha -Commercial Costs: 11-35 US$/ha -Production Costs: 1033-3121 US$/ha-Discount rate: 6% in US$.	The higher the rice yield, the higher the fair value. The higher the commercial and direct costs per hectare, the lower the fair value.

As of December 31, 2024, the impact of a reasonable 10% increase / (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s biological asset less cost to sell of US$23.3 million for sugarcane, US$3.4 million for crops and US$6.5 million for rice.

As of December 31, 2023, the impact of a reasonable 10% increase / (decrease) in estimated costs, with all other variables held constant, would result in a decrease (increase) in the fair value of the Group’s biological asset less cost to sell of US$23.3 million for sugarcane, US$3.4 million for crops and US$6.5 million for rice.

 “La Niña” weather event in 2023

“La Niña” is a weather phenomenon caused by the fluctuation of the ocean temperatures in the central and eastern equatorial Pacific due to changes in the atmosphere, which affects the climate of several regions worldwide. When the temperature of the ocean decreases by 0.5°C below the five-quarter average, a so called “La Niña” weather pattern begins. This whether phenomenon is characterized by below average precipitations during spring and summertime in South America. We have experienced this weather pattern in Argentina and Uruguay, where most of our Farming operations are based, throughout the last three consecutive years and it has extended its effects during 2023, resulting in a severe drought in almost all productive regions in Argentina and Uruguay. Our diversification in terms of geographic footprint and crops planted (soybean, peanut, corn, wheat, sunflower, among others), acts as a natural hedge against weather risk, and enables us to adopt defensive strategies such as delaying planting activities and switching between crops which are either more resilient to dry weather or have a later development stage. However, and despite our ability to partially mitigate this effect, during 2023, as a consequence of the La
Niña weather event, yields of our different crops had a reduction ranging from 18% to 60%, depending on the crop, thus significantly affecting our results of operations for the year ended December 31,2023.